Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net income	$ 208,702	$ 187,719	$ 157,601
Other comprehensive loss, net of tax
Foreign currency translation adjustment	(21,117)	(16,365)	(3,191)
Unrealized gain on cash flow hedging instruments arising during the period	280
Unrealized gain on available-for-sale securities arising during the period	1	24	35
Other comprehensive loss	(20,836)	(16,341)	(3,156)
Comprehensive income	187,866	171,378	154,445
Less: comprehensive income attributable to noncontrolling interest	48,752	53,027	52,861
Comprehensive income attributable to Watsco, Inc.	$ 139,114	$ 118,351	$ 101,584